GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 29, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 28, 2013 Pressure-sensitive Materials	Dec. 29, 2012 Pressure-sensitive Materials	Dec. 28, 2013 Retail Branding and Information Solutions	Dec. 29, 2012 Retail Branding and Information Solutions	Dec. 28, 2013 Other specialty converting businesses	Dec. 31, 2011 Other specialty converting businesses
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
Impairment of goodwill and indefinite-lived intangible assets		$ 0
Changes in net carrying amount of goodwill
Goodwill, Beginning Balance		764,400,000	759,300,000	338,300,000	336,700,000	422,600,000	419,100,000	3,500,000	3,500,000
Divestiture		(3,500,000)						(3,500,000)
Acquisition adjustments		(200,000)				(200,000)
Foreign currency translation adjustments		(9,600,000)	5,100,000	(3,900,000)	1,600,000	(5,700,000)	3,500,000
Goodwill, Ending Balance	764,400,000	751,100,000	764,400,000	334,400,000	338,300,000	416,700,000	422,600,000		3,500,000
Accumulated impairment losses						820,000,000	820,000,000
Non-cash impairment charge	7,000,000		7,000,000
Indefinite-lived intangible assets, carrying value	$ 11,100,000	$ 10,900,000	$ 11,100,000